SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Cash Flow Statement [Abstract]
Disclosure of interest and income taxes paid

	Year ended December 31
(US$ MILLIONS)	2024	2023	2022
Net interest paid (received)	$2,883	$3,164	$2,037
Net income taxes paid (received)	1,412	534	285

Disclosure of changes in non-cash working capital
Details of “Changes in non-cash working capital, net” on the consolidated statements of cash flow are as follows:

	Year ended December 31
(US$ MILLIONS)	2024	2023	2022
Accounts receivable	$(1,566)	$(1,401)	$(1,058)
Inventory	(7)	877	(629)
Prepayments and other	18	(760)	(192)
Accounts payable and other	1,060	1,500	(212)
Changes in non-cash working capital, net	$(495)	$216	$(2,091)

Disclosure of reconciliation of liabilities arising from financing activities
The following table presents the change in the balance of borrowings arising from financing activities as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$42,249	$46,693
Cash flows	687	(897)
Non-cash changes:
Acquisitions / (dispositions) of subsidiaries	(448)	(4,278)
Foreign currency translation	(2,194)	541
Fair value	—	(261)
Held for sale	(1,349)	—
Other changes	(83)	451
Balance at end of year	$38,862	$42,249